Basis of Preparation of the Consolidated Financial Statements - Summary of Financial Information on Yguazu Cementos S A (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 9,127,574,125	$ 10,122,143,636
Non-current assets	23,738,264,297	19,403,564,534
Current liabilities	9,831,452,603	8,082,606,457
Non-current liabilities	6,481,156,054	7,312,163,424
Equity attributable to the owners of the Company	15,178,651,658	13,138,199,821
Non-controllinginterests	1,374,578,107	992,738,468
Net revenue	26,806,931,524	24,838,612,883	$ 19,334,389,117
Finance cost, net	(1,662,578,414)	(271,396,125)	(417,358,381)
Income tax	(1,131,955,333)	(221,946,197)	(649,823,084)
Profit for the year	1,950,581,707	3,677,795,949	1,286,803,058
Net cash generated by operating activities	4,178,770,462	5,076,970,832	3,672,825,902
Net cash used in investing activities	(4,223,908,326)	(2,228,813,826)	(1,312,770,666)
Net cash used in financing activities	(2,390,358,096)	312,160,192	$ (1,680,824,643)
Yguazu Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	1,278,327,160	730,825,333
Non-current assets	4,118,220,214	3,482,599,805
Current liabilities	750,929,946	569,154,594
Non-current liabilities	2,141,955,405	1,967,426,624
Equity attributable to the owners of the Company	1,276,909,432	855,218,394
Non-controllinginterests	1,226,752,592	821,625,525
Net revenue	2,341,209,828	1,701,773,301
Finance cost, net	(226,732,359)	(107,405,382)
Depreciation	(341,286,473)	(252,098,033)
Income tax	(31,734,545)	(18,184,484)
Profit for the year	355,108,341	325,840,272
Net cash generated by operating activities	752,656,876	414,108,341
Net cash used in investing activities	(79,747,134)	(82,487,836)
Net cash used in financing activities	$ (315,318,864)	$ (543,362,464)